Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

31. Related Party Transactions

Equity accounted investee

All transactions between the Company and its investee occurring before January 31, 2014, the acquisition of control date, were transacted in the normal course of business. These transactions were the result of the investee billing the Company for services it provided. In turn, the Company billed its customers for these services which were measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.

Transportation services

A company owned by an officer of a subsidiary of Progressive Waste Solutions Canada Inc. provides transportation services to the Company.

All related party transactions are recorded at the exchange amounts.

	December 31
	2015	2014
Investment in equity accounted investee
Charges (recorded to operating expenses)	$-	$110

Transportation services
Charges (recorded to operating expenses)	$2,630	$4,336
Amounts owing (included in accounts payable)	$38	$36